Advances to Suppliers, Net	12 Months Ended
Sep. 30, 2023
Advances to Suppliers Net [Abstract]
ADVANCES TO SUPPLIERS, NET

7. ADVANCES TO SUPPLIERS, NET

As of September 30, 2022 and 2023, advances to suppliers and allowance for doubtful accounts consisted of the following:

	As of September 30,
	2022	2023
Prepayment for purchase of battery packs (1)	$6,846,200	$10,664,027
Prepayment for purchase of customized equipment (2)	-	6,980,811
Prepayment for purchase of e-bicycles materials (3)	3,576,449	847,215
Prepayment for purchase of materials for assembling electronic control system	-	234,000
Other	240,709	128,958
Subtotal	10,663,358	18,855,011
Less: allowance for doubtful accounts	(134,214)	(98,643)
Advances to suppliers, net	$10,529,144	$18,756,368

The movement is the allowance for doubtful accounts for the years ended September 30, 2022 and 2023:

	Years Ended September 30,
	2022	2023
Balance at beginning of year	$88,416	$134,214
Current period addition	57,012	-
Write-off	-	(33,321)
Foreign currency translation adjustment	(11,214)	(2,250)
Balance at the end of year	$134,214	$98,643

(1)	Prepayment for purchase of battery packs is for the production of battery packs, among which the prepayment of top three suppliers were $4,171,941 and $6,792,879 as of September 30, 2022 and 2023, respectively.

(2)	Prepayment for purchase of customized equipment is for the production of intelligent robots, among which the prepayment of top three suppliers were nil and $6,717,654 as of September 30, 2022 and 2023, respectively.

(3)	Prepayment for purchase of e-bicycles materials is for the production of e-bicycle, among which the top two suppliers prepayments were $2,528,573 and $741,019 as of September 30, 2022 and 2023, respectively.